As filed with the Securities and Exchange Commission on December xx, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2012

Date of reporting period:  October 31, 2011

Item 1. Schedule of Investments.

Mexico Equity & Income Fund, Inc.
Schedule of Investments
October 31, 2011

	Shares	Value
COMMON STOCKS - 87.89%
Beverages - 4.83%
Emboteladoras Arca, S.A.	788,289	$3,738,266
Chemicals - 10.86%
Mexichem, S.A. de C.V.	2,442,559	8,405,174
Commercial Banks - 4.06%
Banregio Grupo Financiero S.A. de C.V. (a)	1,406,200	3,144,351
Construction & Engineering - 6.28%
Carso Infraestructura y Construccion, S.A.B. de C.V. (a)	2,373,500	1,422,996
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	744,800	995,898
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	599,900	2,438,852
		4,857,746
Consumer Finance - 1.33%
Compartamos S.A.B. de C.V.	665,700	1,028,496
Diversified Telecommunication Services - 4.78%
Telefonos De Mexico S.A.B. de C.V.	4,715,000	3,697,137
Food & Staples Retailing - 10.10%
Grupo Comercial Chedraui S.A. de C.V.	585,000	1,407,740
Wal-Mart de Mexico, S.A.B. de C.V. - Class V	2,483,400	6,412,080
		7,819,820
Food Products - 1.22%
Grupo Bimbo, S.A.B. de C.V.	460,000	946,094
Health Care Providers & Services - 2.11%
Medica Sur S.A.B. de C.V.	905,000	1,629,774

Hotels, Restaurants & Leisure - 6.72%
Alsea, S.A. de C.V. - Class A	1,975,800	2,050,373
Grupo Sports World S.A.B. de C.V.(a)	325,000	337,510
Grupe, S.A. de C.V. (a)	2,878,786	2,805,990
		5,193,873
Industrial Conglomerates - 2.01%
Grupo Carso, S.A. de C.V.	602,000	1,554,352
Insurance - 4.25%
Qualitias Compania de Seguros S.A. de C.V.	4,139,651	3,292,586
Metals & Mining - 3.93%
Industrias Penoles S.A.B. de C.V.	75,540	3,038,208
Multiline Retail - 8.36%
El Puerto de Liverpool S.A.B. de C.V.	945,900	6,465,933
Pharmaceuticals - 5.15%
Genomma Lab Internacional S.A.B. de C.V. (a)	1,914,300	3,988,903
Wireless Telecommunication Services - 11.90%
America Movil, S.A.B de C.V. - Class L	7,213,998	9,207,632
TOTAL COMMON STOCKS (Cost $67,986,587)		68,008,345

REAL ESTATE INVESTMENT TRUSTS - 4.28%
Fibra Uno Administracion S.A. de C.V.	1,799,500	3,308,153
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,947,016)		3,308,153

CAPITAL DEVELOPMENT CERTIFICATES - 2.55%
Atlas Discovery Trust II (c)	300,000	1,969,884
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)		1,969,884

	Principal
	Amount		Value
CORPORATE BONDS - 0.60%
Urbi Desarrollos Urbanos
8.500%, 04/19/2016 (e)		$461,300	465,913
TOTAL CORPORATE BONDS (Cost $397,143)			465,913

FOREIGN GOVERNMENT NOTE/BONDS - 1.64%
Mexico-united Mexican Sts
8.125%, 12/30/2019		$865,000	1,271,550
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,144,868)			1,271,550

SHORT-TERM INVESTMENTS - 6.13%
Mexican Cete
0.000% Coupon, 4.47% Effective Yield, 11/10/2011 (b)	*	1,180,342	884,724
Mexican INAFIN
0.000% Coupon, 4.15% Effective Yield, 11/1/2011 (b)	*	25,714,069	1,929,472
Mexican INAFIN
0.000% Coupon, 4.15% Effective Yield, 11/4/2011 (b)	*	25,750,210	1,932,008
TOTAL SHORT-TERM INVESTMENTS (Cost $4,814,431)			4,746,204

UNITED STATES - 0.17%
INVESTMENT COMPANIES - 0.17%
First American Treasury Obligation - Class A		134,224	134,224
TOTAL INVESTMENT COMPANIES (Cost $134,224)			134,224
TOTAL UNITED STATES (Cost $134,224)			134,224
Total Investments (Cost $79,741,784) - 103.26%			79,904,273
Liabilities in Excess of Other Assets - (3.26)%			(2,523,098)
TOTAL NET ASSETS - 100.00%			$77,381,175

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Fair Valued Security

* Principal amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at October 31, 2011 was as follows:

Cost of investments**	$79,741,784
Gross unrealized appreciation	4,776,380
Gross unrealized depreciation	(4,613,891)
Net unrealized appreciation	$162,489

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at October 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stock
Beverages	$ 3,738,266	$ -	$ -	$ 3,738,266
Capital Development Certificates	-	-	1,969,884	1,969,884
Chemicals	8,405,174	-	-	8,405,174
Commercial Banks	3,144,351	-	-	3,144,351
Construction & Engineering	4,857,746	-	-	4,857,746
Consumer Finance	1,028,496	-	-	1,028,496
Diversified Telecommunication Services	3,697,137	-	-	3,697,137
Food & Staples Retailing	7,819,820	-	-	7,819,820
Food Products	946,094	-	-	946,094
Health Care Providers & Services	1,629,774			1,629,774
Hotels, Restaurants & Leisure	5,193,873		-	5,193,873
Industrial Conglomerates	1,554,352	-	-	1,554,352
Insurance	3,292,586	-	-	3,292,586
Metals & Mining	3,038,208	-	-	3,038,208
Multiline Retail	6,465,933	-	-	6,465,933
Pharmaceuticals	3,988,903	-	-	3,988,903
Wireless Telecommunication Services	9,207,632	-	-	9,207,632
Total Common Stock	68,008,345	-	1,969,884	69,978,229

Real Estate Investment Trusts	3,308,153	-	-	3,308,153

Mexican Government Bonds	-	1,271,550	-	1,271,550

Corporate Bonds
Housing	-	465,913	-	465,913

Short-Term Investments	134,224	4,746,204	-	4,880,428
Total Investments in Securities	$ 71,450,722	$ 6,483,667	$ 1,969,884	$ 79,904,273

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engaged in hedging activities during the period ended October 31, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of July 31, 2011	$2,686,760
Acquisition/Purchase
Sales	-
Realized gain	-
Change in unrealized appreciation (depreciation)	(716,876)
Balance as of October 31, 2011	$1,969,884

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
                                                       Maria Eugenia Pichardo, President

Date      December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
                                                          Maria Eugenia Pichardo, President

Date     December 15, 2011

By (Signature and Title)* /s/ Gerald Hellerman
                                                          Gerald Hellerman,  Chief Financial Officer

Date     December 13, 2011

* Print the name and title of each signing officer under his or her signature.